11. Employee and Director Benefit Programs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee And Director Benefit Programs Details Narrative
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 565	$ 539	$ 439
Expenses incurred for benefits relating to the postretirement benefit plan	428	413	422
Postretirement Benefits paid	$ 232	$ 218	$ 184